Supplement dated February 8, 2019
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Quality Income Fund	10/1/2018
Effective immediately, the portfolio manager information under the heading “Fund Management” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	2009
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2010
Ryan Osborn, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2019
The rest of the section remains the same.
Effective immediately, the information under the heading “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	2009
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2010
Ryan Osborn, CFA	Senior Portfolio Manager	Co-Portfolio Manager	February 2019
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Heuer joined the Investment Manager in 1993. Mr. Heuer began his investment career in 1993 and earned a B.A. from the University of Wisconsin and an M.B.A. from the University of Minnesota.
Mr. Osborn joined the Investment Manager in 2004. Mr. Osborn began his investment career in 2004 and earned a B.B.A. from the University of Wisconsin - Madison.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP236_05_002_(02/19)